Financing Receivables (Tables)	6 Months Ended
Sep. 30, 2011
Financing Receivables (Abstract)
Summary Of The Loans Receivable Reported Within Loans Receivable Or Investments In And Advances To Affiliated Companies

	Millions of yen
	March 31, 2011
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥7	¥—	¥—	¥3,272	¥—	¥3,279
Evaluated collectively	332	37	—	150	11	530

Total allowance for loan losses	¥339	¥37	¥—	¥3,422	¥11	¥3,809

Loans by impairment methodology
Evaluated individually	¥7	¥—	¥8,281	¥228,776	¥483	¥237,547
Evaluated collectively	257,270	206,910	—	15,860	12,283	492,323

Total loans	¥257,277	¥206,910	¥8,281	¥244,636	¥12,766	¥729,870

	Millions of yen
	September 30, 2011
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥6	¥10	¥—	¥3,070	¥—	¥3,086
Evaluated collectively	382	22	—	97	—	501

Total allowance for loan losses	¥388	¥32	¥—	¥3,167	¥—	¥3,587

Loans by impairment methodology
Evaluated individually	¥6	¥66,632	¥59,508	¥216,173	¥368	¥342,687
Evaluated collectively	239,246	145,855	—	10,612	11,266	406,979

Total loans	¥239,252	¥212,487	¥59,508	¥226,785	¥11,634	¥749,666

	Translation into millions of U.S. dollars
	September 30, 2011
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	$0	$0	$—	$40	$—	$40
Evaluated collectively	5	1	—	1	—	7

Total allowance for loan losses	$5	$1	$—	$41	$—	$47

Loans by impairment methodology
Evaluated individually	$0	$865	$772	$2,806	$5	$4,448
Evaluated collectively	3,106	1,893	—	138	146	5,283

Total loans	$3,106	$2,758	$772	$2,944	$151	$9,731

Changes In The Allowance For Losses For The Current Period

	Millions of yen
	Six months ended September 30, 2011
	Allowance for loan losses						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥339	¥37	¥—	¥3,422	¥11	¥3,809	¥1,051	¥4,860
Provision for losses	49	(4)	—	71	(11)	105	(179)	(74)
Charge-offs	—	—	—	—	—	—	(1)	(1)
Other(1)	—	(1)	—	(326)	—	(327)	370	43

Ending balance	¥388	¥32	¥—	¥3,167	¥—	¥3,587	¥1,241	¥4,828

	Translation into millions of U.S. dollars
	Six months ended September 30, 2011
	Allowance for loan losses							Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans		Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	$4		$1	$—	$44	$0	$49	$14	$63
Provision for losses	1		(0)	—	1	(0)	2	(2)	(0)
Charge-offs	—	=	—	—	—	—	—	(0)	(0)
Other(1)	—		(0)	—	(4)	—	(4)	4	0

Ending balance	$5		$1	$—	$41	$—	$47	$16	$63

	Millions of yen
	Three months ended September 30, 2011
	Allowance for loan losses						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥339	¥57	¥—	¥3,086	¥11	¥3,493	¥1,460	¥4,953
Provision for losses	49	(24)	—	316	(11)	330	(196)	134
Charge-offs	—	—	—	—	—	—	—	—
Other(1)	—	(1)	—	(235)	—	(236)	(23)	(259)

Ending balance	¥388	¥32	¥—	¥3,167	¥—	¥3,587	¥1,241	¥4,828

	Translation into millions of U.S. dollars
	Three months ended September 30, 2011
	Allowance for loan losses						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	$4	$1	$—	$40	$0	$45	$19	$64
Provision for losses	1	(0)	—	4	(0)	5	(3)	2
Charge-offs	—	—	—	—	—	—	—	—
Other(1)	—	(0)	—	(3)	—	(3)	(0)	(3)

Ending balance	$5	$1	$—	$41	$—	$47	$16	$63

(1)	Includes the effect of foreign exchange movements.

Schedule Of Allowance For Loan Losses And Loans By Impairment Methodology And Type Of Loans

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Loans
Loans at banks	¥320,296	¥291,667	$3,786
Short-term secured margin loans	206,910	212,487	2,758
Inter-bank money market loans	8,281	59,508	772
Corporate loans	735,797	463,443	6,016

Loans receivable total	¥1,271,284	¥1,027,105	$13,332

of which:
Loans receivable carried at fair value(1)	¥554,180	¥289,073	$3,752
Loans receivable carried at amortized cost	717,104	738,032	9,580
Advances to affiliated companies	12,766	11,634	151

(1)	Accounted for at fair value through election of the fair value option

Analysis Of Each Class Of Loans Not Carried At Fair Value Using Internal Ratings Or Equivalent Credit Quality Indicators

	Millions of yen
	March 31, 2011
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥111,841	¥17,449	¥—	¥25,344	¥154,634
Unsecured loans at banks	102,636	—	7	—	102,643
Short-term secured margin loans	—	—	—	206,910	206,910
Secured inter-bank money market loans	8,281	—	—	—	8,281
Secured corporate loans	30,567	5,170	2,000	122,750	160,487
Unsecured corporate loans	30,309	52,445	1,395	—	84,149
Advances to affiliated companies	12,283	—	—	483	12,766

Total	¥295,917	¥75,064	¥3,402	¥355,487	¥729,870

	Millions of yen
	September 30, 2011
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥97,323	¥24,872	¥6	¥33,548	¥155,749
Unsecured loans at banks	83,503	—	—	—	83,503
Short-term secured margin loans	—	—	—	212,487	212,487
Secured inter-bank money market loans	9,508	—	—	—	9,508
Unsecured inter-bank money market loans	50,000	—	—	—	50,000
Secured corporate loans	33,145	72,651	4,368	50,832	160,996
Unsecured corporate loans	28,004	36,856	929	—	65,789
Advances to affiliated companies	11,266	—	—	368	11,634

Total	¥312,749	¥134,379	¥5,303	¥297,235	¥749,666

	Translation into millions of U.S. dollars
	September 30, 2011
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	$1,264	$323	$0	$435	$2,022
Unsecured loans at banks	1,084	—	—	—	1,084
Short-term secured margin loans	—	—	—	2,758	2,758
Secured inter-bank money market loans	123	—	—	—	123
Unsecured inter-bank money market loans	649	—	—	—	649
Secured corporate loans	430	943	57	660	2,090
Unsecured corporate loans	364	478	12	—	854
Advances to affiliated companies	146	—	—	5	151

Total	$4,060	$1,744	$69	$3,858	$9,731

(1)	Relate to collateral exposures where a specified ratio of LTV is maintained.